FAIR VALUE MEASUREMENTS (Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Liabilities, Fair value [Abstract]
Foreign currency derivative contracts	$ (19)
Total financial liabilities	(19)
Level 1 [Member]
Liabilities, Fair value [Abstract]
Foreign currency derivative contracts
Total financial liabilities
Level 2 [Member]
Liabilities, Fair value [Abstract]
Foreign currency derivative contracts	(19)
Total financial liabilities	(19)
Level 3 [Member]
Liabilities, Fair value [Abstract]
Foreign currency derivative contracts
Total financial liabilities